Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
United States corporate tax at a rate	21.00%
Capital loss carryforwards	$ 6.7	$ 0.3
Less valuation allowance	145.7	225.9
Deferred Tax Liabilities, Net		2.8
Deferred Tax Assets, Gross	322.2	277.5
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Capital loss carryforwards	31.7
Aspen U.K. | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Capital loss carryforwards	16.7
U.S. operating subsidiaries | Internal Revenue Service (IRS)
Income Taxes [Line Items]
Capital loss carryforwards	15.0
Lloyd's | U.K.
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward	(19.9)	(66.2)
Other juridictions | U.K.
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward	(118.8)	(103.9)
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards	376.5	443.1
Operating loss carryforwards, remaining	376.5
Charitable contribution carryforwards	0.0	0.1
Less valuation allowance	18.0	119.7
Internal Revenue Service (IRS) | Aspen U.K.
Income Taxes [Line Items]
Net operating loss carryforwards	67.1
Operating loss carryforwards, subject to s382 limitation	6.5
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards	309.4
Operating loss carryforwards, subject to s382 limitation	$ 20.8
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2032
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration	2041
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate	19.00%
Net operating loss carryforwards	$ 280.5	168.9
Operating loss carryforwards, remaining	19.8	20.2
Less valuation allowance	$ 106.7	$ 88.7
Bermuda
Income Taxes [Line Items]
Bermuda tax rate	0.00%